GROUP STATEMENT OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
GROUP STATEMENT OF CHANGES IN EQUITY
Cumulative translation loss within other reserves	$ (396)	$ (452)	$ (350)
Capital reserve	$ 2,266	$ 2,266	$ 2,266